Employee Benefit Plans - Summary of Shares Held by Employee Stock Ownership Plan (ESOP) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Earned ESOP shares	165,686	101,654
Unearned ESOP shares	434,548	498,346
Total ESOP shares	600,234	600,000
Share price at December 31,	$ 14.10	$ 13.46
Fair value of ESOP shares	$ 6,127,127	$ 6,707,737